Business Combination - Narrative (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 25, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Business Acquisition [Line Items]
Business combination, net of issuance costs paid	$ 467,530	$ 467,530	$ 0
Conversion ratio	2.11
Business combination, acquisition related costs		36,700
Proceeds from issuance of common stock		$ 74	$ 1
Common stock, shares issued (in shares) | shares		141,301,569	70,266,925
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Artius
Business Acquisition [Line Items]
Business combination, net of issuance costs paid	$ 467,500
Number of vesting shares (in shares) | shares		4,500,000
PIPE investors
Business Acquisition [Line Items]
Issue of common stocks, Initial public offering (in shares) | shares		20,000,000
Proceeds from issuance of common stock		$ 200,000
Subscription shares
Business Acquisition [Line Items]
Common stock, shares issued (in shares) | shares		4,300,001
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Share price (in dollars per share) | $ / shares		$ 10.00